CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation	$ 986,833	$ 1,113,828	$ 2,240,512
General and Administrative
Share-based Compensation	827,657	977,519	1,829,364
Product Development
Share-based Compensation	113,796	62,298	191,708
Selling and Marketing
Share-based Compensation	$ 45,379	$ 74,011	$ 219,440